[Rackable Systems Letterhead]

April 16, 2008

Via Edgar

Securities and Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Re:	Rackable Systems, Inc.
SEC File No. 000-51333

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended, are the preliminary Notice of Annual Meeting of Stockholders, Proxy Statement and form of Proxy to be used in connection with the 2008 Annual Meeting of Stockholders of Rackable Systems, Inc., to be held on May 29, 2008.

Definitive copies of the enclosed proxy materials are intended to be released to security holders on or about April 28, 2008. In order that the proxy materials may be printed and mailed in a timely manner, we would appreciate your advising us by telephone of any comments that the Staff may have. If comments on the form of Proxy are available prior to full comments on the Proxy Statement, we would appreciate receiving those comments in advance so that the Proxy can be printed in advance.

Very truly yours,

/s/ Maurice Leibenstern

Maurice Leibenstern
General Counsel and Secretary